Loans - Summary of Credit Quality of Net Retail Loans (Detail) $ in Millions	12 Months Ended
Oct. 31, 2017 CAD ($)
Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	$ 260,300
Net loans and acceptances after allowance [member]
Disclosure of internal credit grades [line items]
Retail loans	259,502
AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	255,845
AIRB exposure [member] | Gross loans and acceptances [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Retail loans	184,013
AIRB exposure [member] | Gross loans and acceptances [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Retail loans	28,386
AIRB exposure [member] | Gross loans and acceptances [member] | Low [Member]
Disclosure of internal credit grades [line items]
Retail loans	29,561
AIRB exposure [member] | Gross loans and acceptances [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Retail loans	11,780
AIRB exposure [member] | Gross loans and acceptances [member] | High [Member]
Disclosure of internal credit grades [line items]
Retail loans	1,921
AIRB exposure [member] | Gross loans and acceptances [member] | Default [member]
Disclosure of internal credit grades [line items]
Retail loans	184
Strong [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	104
Good [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	4
Satisfactory [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	12
Weak [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Default slotted [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	1
Slotted exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	121
Standardized exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	4,334
Residential mortgages [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	207,126
Residential mortgages [member] | Net loans and acceptances after allowance [member]
Disclosure of internal credit grades [line items]
Retail loans	207,068
Residential mortgages [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	203,699
Residential mortgages [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Retail loans	158,372
Residential mortgages [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Retail loans	22,512
Residential mortgages [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Low [Member]
Disclosure of internal credit grades [line items]
Retail loans	19,223
Residential mortgages [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Retail loans	3,076
Residential mortgages [member] | AIRB exposure [member] | Gross loans and acceptances [member] | High [Member]
Disclosure of internal credit grades [line items]
Retail loans	340
Residential mortgages [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Default [member]
Disclosure of internal credit grades [line items]
Retail loans	176
Residential mortgages [member] | Strong [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	104
Residential mortgages [member] | Good [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	4
Residential mortgages [member] | Satisfactory [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	12
Residential mortgages [member] | Weak [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Residential mortgages [member] | Default slotted [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	1
Residential mortgages [member] | Slotted exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	121
Residential mortgages [member] | Standardized exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	3,306
Personal [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	40,796
Personal [member] | Net loans and acceptances after allowance [member]
Disclosure of internal credit grades [line items]
Retail loans	40,442
Personal [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	39,923
Personal [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Retail loans	22,384
Personal [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Retail loans	4,107
Personal [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Low [Member]
Disclosure of internal credit grades [line items]
Retail loans	6,307
Personal [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Retail loans	6,222
Personal [member] | AIRB exposure [member] | Gross loans and acceptances [member] | High [Member]
Disclosure of internal credit grades [line items]
Retail loans	895
Personal [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Default [member]
Disclosure of internal credit grades [line items]
Retail loans	8
Personal [member] | Strong [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Personal [member] | Good [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Personal [member] | Satisfactory [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Personal [member] | Weak [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Personal [member] | Default slotted [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Personal [member] | Slotted exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Personal [member] | Standardized exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	873
Credit card [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	12,378
Credit card [member] | Net loans and acceptances after allowance [member]
Disclosure of internal credit grades [line items]
Retail loans	11,992
Credit card [member] | AIRB exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	12,223
Credit card [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Retail loans	3,257
Credit card [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Retail loans	1,767
Credit card [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Low [Member]
Disclosure of internal credit grades [line items]
Retail loans	4,031
Credit card [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Retail loans	2,482
Credit card [member] | AIRB exposure [member] | Gross loans and acceptances [member] | High [Member]
Disclosure of internal credit grades [line items]
Retail loans	686
Credit card [member] | AIRB exposure [member] | Gross loans and acceptances [member] | Default [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Credit card [member] | Strong [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Credit card [member] | Good [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Credit card [member] | Satisfactory [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Credit card [member] | Weak [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Credit card [member] | Default slotted [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Credit card [member] | Slotted exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	0
Credit card [member] | Standardized exposure [member] | Gross loans and acceptances [member]
Disclosure of internal credit grades [line items]
Retail loans	155
Retail loans [member]
Disclosure of internal credit grades [line items]
Less: collective allowance on performing loans	$ 798
Retail loans [member] | Exceptionally low probability of default [member]
Disclosure of internal credit grades [line items]
PD bands	0.01% - 0.20%
Retail loans [member] | Very low probability of default [member]
Disclosure of internal credit grades [line items]
PD bands	0.21% - 0.50%
Retail loans [member] | Low probability of default [member]
Disclosure of internal credit grades [line items]
PD bands	0.51% - 2.00%
Retail loans [member] | Medium probability of default [member]
Disclosure of internal credit grades [line items]
PD bands	2.01% - 10.00%
Retail loans [member] | High probability of default [member]
Disclosure of internal credit grades [line items]
PD bands	10.01% - 99.99%
Retail loans [member] | Probability of default [member]
Disclosure of internal credit grades [line items]
PD bands	100%
Retail loans [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
Less: collective allowance on performing loans	$ 58
Retail loans [member] | Personal [member]
Disclosure of internal credit grades [line items]
Less: collective allowance on performing loans	354
Retail loans [member] | Credit card [member]
Disclosure of internal credit grades [line items]
Less: collective allowance on performing loans	$ 386